Offerings - Offering: 1	Sep. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 39,884,225.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,106.27
Offering Note	(1) Title of each class of securities to which the transaction applies: Ordinary Shares, nominal value $0.01 per share ("Mural Ordinary Shares") of Mural Oncology plc ("Mural"). (2) Aggregate number of securities to which transaction applies: As of the close of business on September 8, 2025, the maximum number of Mural Ordinary Shares to which this transaction applies is estimated to be 17,805,458, which consists of (a) 17,324,771 outstanding Mural Ordinary Shares and (b) 480,687 ordinary shares subject to outstanding restricted stock unit awards. (3) Per unit price or other underlying value of transaction computed pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended: Calculated solely for the purpose of determining the filing fee. The maximum aggregate value of the transaction was calculated based on the sum of: (a) the product of 17,324,771 Mural Ordinary Shares outstanding as of September 8, 2025 and the maximum per share transaction consideration of $2.24 and (b) the product of 480,687 ordinary shares subject to restricted stock unit awards outstanding as of September 8, 2025 and the maximum per share transaction consideration of $2.24.